Note 05 - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Fair Value [Domain Member]
Breakdown by financial assets/ liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 5,575	€ 2,962	€ 3,139
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
FIC Sales & Trading		5,117	5,353	2,780
Other trading income (loss)		389	(2,608)	(827)
Total trading income (loss)		5,506	2,745	1,954
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	[1]	89	(43)	95
Equity securities	[1]	(10)	47	812
Loans and loan commitments		112	5	18
Deposits		(5)	14	2
Other non-trading finacial assets mandatory at fair value through profit and loss		31	(73)	180
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		217	(61)	1,106
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments		12	(2)	11
Deposits		0	4	5
Long-term debt		(180)	265	48
Other financial assets/liabilities designated at fair value through profit or loss		20	11	15
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		€ (148)	€ 277	€ 79

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